Revenue and segmental reporting (Tables)	12 Months Ended
Dec. 31, 2020
Revenue and segmental reporting [Abstract]
Revenue and segmental reporting
Revenue recognized during 2020, 2019 & 2018 was from collaboration agreements with GlaxoSmithKline Intellectual Property Development Ltd (“GlaxoSmithKline”), Eli Lilly and Company (“Eli Lilly”), Genentech, Inc. (“Genentech”) and MedImmune LLC, a wholly owned subsidiary of AstraZeneca plc (“MedImmune”).

	2020 £’000	2019 £’000	2018 £’000
GlaxoSmithKline	6,356	5,753	6,079
Eli Lilly	3,522	819	8,561
Genentech	20,236	19,097	1,461
MedImmune	-	-	7,553
	30,114	25,669	23,654

United Kingdom	6,356	5,753	6,079
United States	23,758	19,916	17,575
	30,114	25,669	23,654

The following tables presents changes in the Group’s trade receivables, contract assets and contract liabilities during the year ended December 31, 2020 and 2019.

	At 1 January 2020 £’000	Additions £’000	Deductions £’000	At December 31, 2020 £’000
Trade receivables:
Trade receivables	1,186	4,023	(5,209)	-
Total receivables	1,186	4,023	(5,209)	-
Contract assets:
Contract assets	424	1,658	-	2,082
Total contract assets	424	1,658	-	2,082
Contract liabilities:
Deferred revenue	76,418	-	(24,432)	51,986
Total contract liabilities	76,418	-	(24,432)	51,986

	At 1 January 2019 £’000	Additions £’000	Deductions £’000	At December 31, 2019 £’000
Trade receivables:
Trade receivables	3,600	3,431	(5,845)	1,186
Total receivables	3,600	3,431	(5,845)	1,186
Contract assets:
Contract assets	-	424	-	424
Total contract assets	-	424	-	424
Contract liabilities:
Deferred revenue	98,232	-	(21,814)	76,418
Total contract liabilities	98,232	-	(21,814)	76,418

No revenue was recognized in 2020, 2019 or 2018 relating to performance obligations satisfied in previous years.

	2020 £’000	2019 £’000
Current deferred revenue (Note 23)	27,118	28,457
Non-current deferred revenue (Note 19)	24,868	47,961
	51,986	76,418